SUBSEQUENT EVENTS (Tables)	12 Months Ended
Feb. 23, 2013
Subsequent Events [Abstract]
Summary of Quarterly Finacial Information

UNAUDITED QUARTERLY FINANCIAL INFORMATION

(In millions, except per share data)

Unaudited quarterly financial information for SUPERVALU INC. and subsidiaries is as follows:

	Fiscal 2013
	First (16 weeks)	Second (12 weeks)	Third (12 weeks)	Fourth (12 weeks)	Fiscal Year (52 weeks)
Net sales	$5,237	$3,929	$4,041	$3,890	$17,097
Gross profit	$707	$519	$521	$547	$2,294
Net loss from continuing operations(1)	$(18)	$(56)	$(15)	$(174)	$(263)
Net earnings (loss)	$41	$(111)	$16	$(1,412)	$(1,466)
Net loss per share from continuing operations—diluted(2)	$(0.08)	$(0.26)	$(0.07)	$(0.82)	$(1.24)
Net earnings (loss) per share—diluted(3)	$0.19	$(0.52)	$0.08	$(6.65)	$(6.91)
Dividends declared per share	$0.0875	$—	$—	$—	$0.0875
Weighted average shares—diluted	214	212	214	212	212

	Fiscal 2012
	First (16 weeks)	Second (12 weeks)	Third (12 weeks)	Fourth (12 weeks)	Fiscal Year (52 weeks)
Net sales	$5,296	$3,959	$4,101	$3,980	$17,336
Gross profit	$730	$549	$559	$572	$2,410
Net loss from continuing operations(4)	$(17)	$(8)	$(43)	$(42)	$(110)
Net earnings (loss)	$74	$60	$(750)	$(424)	$(1,040)
Net loss per share from continuing operations—diluted(2)	$(0.08)	$(0.04)	$(0.20)	$(0.20)	$(0.52)
Net earnings (loss) per share—diluted(3)	$0.35	$0.28	$(3.54)	$(2.00)	$(4.91)
Dividends declared per share	$0.0875	$0.0875	$0.0875	$0.0875	$0.3500
Weighted average shares—diluted	213	213	212	212	212

(1)	Results for fiscal 2013 include net charges of $303 before tax ($187 after tax, or $0.88 per diluted share), comprised of non-cash property, plant and equipment impairment charges of $227 before tax ($140 after tax, or $0.66 per diluted share), severance and labor buyout costs of $36 before tax ($23 after tax, or $0.10 per diluted share), store closure costs of $22 before tax ($13 after tax, or $0.06 per diluted share), write-off of unamortized financing costs of $22 before tax ($14 after tax, or $0.07 per diluted share) and intangible asset impairment charges of $6 before tax ($3 after tax, or $0.02 per diluted share), offset in part by a cash settlement received from credit card companies of $10 before tax ($6 after tax, or $0.03 per diluted share).
(2)	As a result of the net loss for the four quarters during fiscal 2013 and for the four quarters of fiscal 2012, all potentially dilutive shares were antidilutive and therefore excluded from the calculation of Net loss per share from continuing operations—diluted.
(3)	As a result of the net loss for the second and fourth quarters during fiscal 2013 and for the third and fourth quarters of fiscal 2012, all potentially dilutive shares were antidilutive and therefore excluded from the calculation of Net loss per share—diluted.
(4)	Results for fiscal 2012 include net charges of $107 before tax ($100 after tax, or $0.48 per diluted share), comprised of non-cash goodwill impairment charges of $92 before tax ($90 after tax, or $0.43 per diluted share), and severance-related expenses of $15 before tax ($10 after tax, or $0.05 per diluted share).